ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Tax payables		¥ 205,303	¥ 20,591
Payables to retailers on JDDJ		168,484	85,452
Salaries and welfare payables		111,344	87,137
Proceeds payable to employees in connection with their sale of ordinary shares		110,103
Accrued marketing expenses for JDDJ		73,313	34,918
Deposits from retailers and outsourced delivery agencies		44,751	24,596
Advance for delivery service		29,604	33,371
Advance for online marketing services		24,816	14,021
Others		47,273	66,199
Total	$ 124,903	¥ 814,991	¥ 366,285